Revenue	6 Months Ended
Jun. 30, 2021
Revenue from Contract with Customer [Abstract]
Revenue
Note 12. Revenue
Revenue from sale of lidar sensor kits, which are recognized at a point in time, was $7.4 million and $2.3 million in three months ended June 30, 2021 and 2020, respectively, and $14.0 million and $4.6 million in six months ended June 30, 2021 and 2020, respectively.
The following table presents total revenues by geographic area based on the location products were shipped to and services provided (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
United States	$2,572	$2,788	$4,426	$4,061
Americas, excluding United States	161	39	528	109
Europe, Middle East and Africa	2,931	685	6,070	1,268
Asia and Pacific	1,696	769	2,947	1,143

Total	$7,360	$4,281	$13,971	$6,581